Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.  Summary of Significant Accounting Policies

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Refer to Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis.  Interest income is recorded on the accrual basis.  Dividends are recorded on the ex-dividend date.  The gains and losses on investments bought, sold and held are presented as net realized and unrealized gain on investments in the statements of changes in net assets available for benefits.

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest.  Interest income on notes receivable from participants is recorded on the accrual basis.

Related fees are recorded as administrative expenses and are expensed when they are incurred.  If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Contributions

Contributions to the Plan include (i) salary deferral contributions authorized by participants, (ii) matching contributions made by the Company, (iii) discretionary contributions made by the Company, and (iv) participant rollover contributions from another plan. For eligible Plan participants, the Company makes a core contribution of 1.5% and a matching contribution of up to 50% of the first 6% of the participants’ contributions. In addition to the core and matching contributions, the Company has the discretion to contribute up to an additional 2% profit-sharing benefit based on the Company’s performance. Contributions from Plan participants and employer contributions are recorded in the year in which the participant contribution was earned.

Excess Contributions Payable

The Plan is required to return contributions received during the Plan year in excess of amounts allowed by the Internal Revenue Service (“IRS”).  These excess contributions are recorded as a liability. The Plan distributed the 2025 and 2024 excess contributions to the applicable participants prior to March 15, 2026 and 2025, respectively.

Benefit Payments

Benefits paid to participants are recorded when paid.

Plan Expenses

Certain expenses of maintaining the Plan are paid by the Plan, while other expenses are paid by the Company.  Expenses that are paid by the Company are excluded from these financial statements.  Fees related to the administration of notes receivable from participants are charged directly to the participant’s account.  Investment-related expenses are included in net realized and unrealized gain on investments.

Risks and Uncertainties

The Plan invests in various investment securities.  Investment securities are exposed to various risks, such as interest rate, market and credit risks.  Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.